HIGHMARK FUNDS
                            445 South Figueroa Street
                                    Suite 306
                              Los Angeles, CA 90071


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, D.C. 20549

RE: HIGHMARK FUNDS (the "Trust")

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that each of the definitive forms of prospectus and statement of additional information related to each series of the Trust, dated November 30, 2004, do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 44 on November 29, 2004.

If you have any questions, please contact Gregory Davis at (415) 315-6327.

                                  Very truly yours,

                                  /s/ James Volk
                                  James Volk
                                  President and Chief Executive Officer